CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues	¥ 22,527,987	$ 3,173,001	¥ 21,899,167	¥ 19,383,684
Cost of revenues	(17,086,122)	(2,406,530)	(18,049,872)	(15,340,537)
Gross profit	5,441,865	766,471	3,849,295	4,043,147
Operating expenses:
Sales and marketing expenses	(3,916,150)	(551,578)	(4,920,745)	(5,794,853)
General and administrative expenses	(2,122,432)	(298,938)	(2,521,134)	(1,837,506)
Research and development expenses	(4,467,470)	(629,230)	(4,765,360)	(2,839,862)
Total operating expenses	(10,506,052)	(1,479,746)	(12,207,239)	(10,472,221)
Loss from operations	(5,064,187)	(713,275)	(8,357,944)	(6,429,074)
Other (expense)/income:
Investment loss, net (including impairments)	(435,644)	(61,359)	(532,485)	(194,183)
Interest income	542,472	76,406	281,051	70,367
Interest expense	(164,927)	(23,229)	(250,923)	(155,467)
Exchange losses	(35,575)	(5,011)	(19,745)	(15,504)
Debt extinguishment gain	292,213	41,157	1,318,594
Others, net	132,640	18,682	157,944	10,411
Total other (expense)/income, net	331,179	46,646	954,436	(284,376)
Loss before income tax expenses	(4,733,008)	(666,629)	(7,403,508)	(6,713,450)
Income tax	(78,705)	(11,085)	(104,145)	(95,289)
Net loss	(4,811,713)	(677,714)	(7,507,653)	(6,808,739)
Net loss/(profit) attributable to noncontrolling interests	(10,608)	(1,494)	10,640	19,511
Net loss attributable to the Bilibili Inc.'s shareholders	(4,822,321)	(679,208)	(7,497,013)	(6,789,228)
Net loss	(4,811,713)	(677,714)	(7,507,653)	(6,808,739)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	154,367	21,742	337,972	(420,991)
Total other comprehensive (loss)/income	154,367	21,742	337,972	(420,991)
Total comprehensive loss	(4,657,346)	(655,972)	(7,169,681)	(7,229,730)
Comprehensive loss/(income) attributable to noncontrolling interests	(10,608)	(1,494)	10,640	19,511
Comprehensive loss attributable to the Bilibili Inc.'s shareholders	¥ (4,667,954)	$ (657,466)	¥ (7,159,041)	¥ (7,210,219)
Net loss per share/ADS, basic | (per share)	¥ (11.67)	$ (1.64)	¥ (18.99)	¥ (17.87)
Net loss per share/ADS, diluted | (per share)	¥ (11.67)	$ (1.64)	¥ (18.99)	¥ (17.87)
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 63,724	$ 8,975	¥ 69,096	¥ 76,232
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	56,649	7,979	59,041	53,452
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	596,950	84,079	554,976	553,526
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 415,321	$ 58,497	¥ 357,570	¥ 316,607
ADSs
Other comprehensive (loss)/income:
Net loss per share/ADS, basic | (per share)	¥ (11.67)	$ (1.64)	¥ (18.99)	¥ (17.87)
Net loss per share/ADS, diluted | (per share)	¥ (11.67)	$ (1.64)	¥ (18.99)	¥ (17.87)
Weighted average number of ordinary shares/ADSs, basic | shares	413,210,271	413,210,271	394,863,584	379,898,121
Weighted average number of ordinary shares/ADSs, diluted | shares	413,210,271	413,210,271	394,863,584	379,898,121
Ordinary shares
Other comprehensive (loss)/income:
Weighted average number of ordinary shares/ADSs, basic | shares	413,210,271	413,210,271	394,863,584	379,898,121
Weighted average number of ordinary shares/ADSs, diluted | shares	413,210,271	413,210,271	394,863,584	379,898,121